Convertible Preferred Stock Warrant Liability (Tables)	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Preferred Stock Warrant Liability [Abstract]
Schedule of Fair Value of the Preferred Stock Warrants	Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:
December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%
The appraiser subsequently estimated the fair value of the preferred stock warrants at December 31, 2023 and 2022, using Black-Scholes with the following assumptions:
	December 31,
	2023	2022
Risk-free interest rate	5.4%	4.7%
Expected life (in years)	0.25	1.0
Expected dividend yield	-%	-%
Expected volatility	65.9%	85.0%